Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ ]:  Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Madison Investment Advisors, Inc.
Address:  550 Science Drive, Madison, WI  53711
Form 13F File Number:  28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
January 29, 2002

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  None*
Form 13F Information Table Entry Total: 106
Form 13F Information Table Value Total: $494,919 (thousands)

List of Other Included Managers:  None*

*Note that Madison Investment Advisors, Inc. includes its subsidiaries, Madison Scottsdale, LC and Madison Mosaic, LLC

Form 13F Information Table
                               TITLE
                                OF              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER         CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE    SHARED  NONE
------------------------------ ------ --------- ------- ------- --- ---- ------- ---------- -------- ------- ------
AOL Time Warner                COM   00184A105   1820  56700.0 SH       SOLE                  56700.0
AT&T Cap Corp Pfd              PFD   00206J308    826  32000.0 SH       SOLE                    32000
Abbott Labs                    COM   002824100  10586 189875.0 SH       SOLE                 160550.0        29650.0
Altera Corp.                   COM   021441100    667  31455.0 SH       SOLE                  31455.0
American Home Products         COM   026609107    345   5620.0 SH       SOLE                    800.0         4820.0
American International Group   COM   026874107   2340  29473.0 SH       SOLE                  28360.0         1113.0
American Power Conversion      COM   029066107  14790 1022798. SH       SOLE                 875708.0       148570.0
Amgen, Inc.                    COM   031162100   1019  18050.0 SH       SOLE                  18050.0
Apogent Technologies           COM   03760A101    517  20030.0 SH       SOLE                  20030.0
Avnet, Inc.                    COM   053807103    382  15000.0 SH       SOLE                  15000.0
BP Amoco PLC - Spons ADR       COM   055622104   1073  23076.0 SH       SOLE                  22018.0         1058.0
Bancwest Cap I Pfd             PFD   05978Q208    792  29300.0 SH       SOLE                    29300
Boeing                         COM   097023105    950  24500.0 SH       SOLE                  17750.0         6750.0
Bristol-Myers Squibb           COM   110122108  19800 388229.0 SH       SOLE                 304791.0        83758.0
CSG Systems Intl Inc.          COM   126349109   1842  45550.0 SH       SOLE                  45550.0
Calpine Corporation            COM   131347106    742  44200.0 SH       SOLE                  44200.0
Carnival Corp                  COM   143658102   1545  55012.0 SH       SOLE                  55012.0
Certegy, Inc.                  COM   156880106    547  15974.0 SH       SOLE                  15974.0
Chase Cap VIII Pfd             PFD   16147R209    274  10000.0 SH       SOLE                    10000
Check Point Software Tech.     COM   M22465104  11266 282433.0 SH       SOLE                 233468.0        49340.0
Cisco Systems, Inc.            COM   17275R102   2078 114736.0 SH       SOLE                  74871.0        39865.0
Citigroup, Inc.                COM   172967101   2859  56639.0 SH       SOLE                  55890.0          749.0
Countrywide Credit Indus       COM   222372104   1393  34000.0 SH       SOLE                  34000.0
Crescent Real Estate Eq        COM   225756105    856  47250.0 SH       SOLE                  47250.0
Dentsply Int'l, Inc.           COM   249030107    287   5725.0 SH       SOLE                   5725.0
Dominion Res Cap Pfd           PFD   25746X202    318  12000.0 SH       SOLE                    12000
Dover Corp.                    COM   260003108  15638 421855.0 SH       SOLE                 340160.0        82240.0
EMC Corp/Mass                  COM   268648102    355  26430.0 SH       SOLE                  26270.0          160.0
A.G. Edwards, Inc.             COM   281760108    403   9125.0 SH       SOLE                   9125.0
Edwards Lifesciences Corp      COM   28176E108   2335  84515.0 SH       SOLE                  33445.0        51070.0
Equifax Inc                    COM   294429105    762  31550.0 SH       SOLE                  31550.0
Ethan Allen Interiors          COM   297602104    278   6685.0 SH       SOLE                   6685.0
Expeditors International Wash  COM   302130109    548   9630.0 SH       SOLE                   9630.0
Exxon Mobil Corp               COM   30231g102   1452  36958.0 SH       SOLE                  33758.0         3200.0
Family Dollar Stores           COM   307000109    939  31330.0 SH       SOLE                  31330.0
Farmers Group Cptl Pfd         PFD   309593200    253  10000.0 SH       SOLE                    10000
Fannie Mae                     COM   313586109   2085  26226.7 SH       SOLE                  26226.7
Fleetwood Enterprises          COM   339091035    126  11100.0 SH       SOLE                  11100.0
Freddie Mac                    COM   313400301  19300 295111.0 SH       SOLE                 224083.0        71383.0
General Electric               COM   369604103   4576 114182.0 SH       SOLE                 111325.0         2857.0
Genzyme                        COM   372917104   1391  23240.0 SH       SOLE                  23240.0
GlaxoSmithkline ADR            COM   37733W105    705  14151.0 SH       SOLE                  14151.0
Honeywell International Inc.   COM   438516106    541  16009.0 SH       SOLE                  16009.0
IBM                            COM   459200101   1376  11373.0 SH       SOLE                  10845.0          528.0
ITT Hartford Group Inc.        COM   416515104   1002  15940.0 SH       SOLE                  15940.0
Household Cap V Pfd            PFD   44180S207    731  27600.0 SH       SOLE                    27600
Intel Corp                     COM   458140100   2836  90162.3 SH       SOLE                  89052.3         1110.0
Interpublic Group Co           COM   460690100  21775 737153.0 SH       SOLE                 597398.0       140615.0
Jack In The Box Inc.           COM   466367109    361  13115.0 SH       SOLE                  13115.0
Johnson & Johnson              COM   478160104   9802 165856.0 SH       SOLE                 141240.0        24891.0
Kemet Corp.                    COM   488360108    338  19035.0 SH       SOLE                  19035.0
Kroger, Co.                    COM   501044101  11611 556340.0 SH       SOLE                 468630.0        88625.0
Lehman Cap Tst I Pfd           PFD   52518B200    459  18000.0 SH       SOLE                    18000
Liberty Media Corp - A         COM   530718105  11293 806620.0 SH       SOLE                 680970.0       126930.0
Liz Claiborne                  COM   539320101  13045 262210.0 SH       SOLE                 205247.0        57333.0
Lowe's Companies               COM   548661107   1809  38985.0 SH       SOLE                  38985.0
MBIA, Inc.                     COM   55262C100   1654  30834.0 SH       SOLE                   8165.0        22669.0
MBNA Corp.                     COM   55262L100  11899 338052.0 SH       SOLE                 282767.0        55850.0
MGIC Investment                COM   552848103  21329 345580.0 SH       SOLE                 266110.0        79790.0
Markel Corp.                   COM   570535104  14355  79907.0 SH       SOLE                  68521.0        11497.0
Marshall & Ilsley              COM   571834100   2557  40403.0 SH       SOLE                   9220.0        31183.0
Martin Marietta Mat.           COM   573284106   9232 198102.0 SH       SOLE                 166792.0        31625.0
McDonalds                      COM   580135101  17908 676555.3 SH       SOLE                 543256.3       134009.0
Merck & Co                     COM   589331107    937  15940.0 SH       SOLE                  15540.0          400.0
Mercury General Corp.          COM   589400100  11398 261060.0 SH       SOLE                 221745.0        39735.0
Merrill Lynch                  COM   590188108   1200  23025.0 SH       SOLE                  23025.0
Microsoft Corp                 COM   594918104   1607  24250.0 SH       SOLE                  24250.0
Midwest Express Holdings, Inc. COM   597911106   1384  94780.0 SH       SOLE                  28560.0        66220.0
Mohawk Industries, Inc.        COM   608190104    470   8560.0 SH       SOLE                   8560.0
Morgan St Dean Witter          COM   617446448  13141 234913.0 SH       SOLE                 196003.0        39300.0
NAB Exch Pfd Tst Pfd           PFD   628714206    352  14000.0 SH       SOLE                    14000
Odyssey Re Holdings Corp       COM   67612W108    451  25500.0 SH       SOLE                  25500.0
Office Depot                   COM   676220106    517  27870.0 SH       SOLE                  27870.0
Optical Supplies               COM   673662102    287  17675.0 SH       SOLE                  17675.0
Oracle Systems                 COM   68389X105   1014  73390.0 SH       SOLE                  73390.0
Pfizer Inc                     COM   717081103  16427 412211.0 SH       SOLE                 356508.0        56288.0
Philip Morris                  COM   718154107    914  19935.0 SH       SOLE                  11500.0         8435.0
Proctor & Gamble               COM   742718109    221   2790.0 SH       SOLE                   2540.0          250.0
Questar Corp.                  COM   748356102    726  29000.0 SH       SOLE                  29000.0
Rogers Communication Cl B      COM   775109200    333  19820.0 SH       SOLE                  19820.0
S&P 500 Depository Receipt     COM   78462F103   1470  12864.0 SH       SOLE                  12864.0
Safeway, Inc.                  COM   786514208  17908 428931.0 SH       SOLE                 343936.0        85460.0
Schering Plough                COM   806605101   2225  62140.0 SH       SOLE                  62140.0
Scripps Co. (E.W.) - Cl A      COM   811054204  11254 170516.0 SH       SOLE                 147691.0        23115.0
Seabulk International Inc.     COM   81169P101    280  79000.0 SH       SOLE                  79000.0
Siliconix                      COM   827079203    338  12320.0 SH       SOLE                  12320.0
Southtrust Corp                COM   844730101   2751 111494.0 SH       SOLE                  66690.0        44804.0
State Street Boston Corp       COM   857477103   1208  23125.0 SH       SOLE                  23125.0
Stilwell Financial, Inc.       COM   860831106  18425 676905.0 SH       SOLE                 543102.0       134578.0
Sun Microsystems               COM   866810104    243  19725.0 SH       SOLE                  19725.0
Target Corporation             COM   87612E106  18214 443696.0 SH       SOLE                 349946.0        94210.0
Telephone & Data Systems Inc.  COM   879433100  11144 124165.0 SH       SOLE                 105015.0        19345.0
Tellabs, Inc.                  COM   879664100    888  59355.0 SH       SOLE                  39610.0        19745.0
Toys R Us                      COM   892335100    434  20905.0 SH       SOLE                  20905.0
Transcanada Cap Pfd            PFD   893525204    402  16000.0 SH       SOLE                    16000
Tricon Global Restaurants      COM   895953107   1353  27495.0 SH       SOLE                  27095.0          400.0
Tyco International, Ltd.       COM   902124106   2236  37960.0 SH       SOLE                  37960.0
U.S. Bancorp                   COM   902973304  13477 643925.0 SH       SOLE                 549217.0        95697.0
USB Capital III                PFD   90335H208    370  14400.0 SH       SOLE                    14400
Unumprovident Corp.            COM   91529Y106    669  25235.0 SH       SOLE                  15735.0         9500.0
Valassis Communications, Inc.  COM   918866104    443  12450.0 SH       SOLE                  12450.0
Verizon Communications         COM   92343V104    734  15469.0 SH       SOLE                  13141.0         2328.0
Viacom Inc. - Cl B             COM   925524308  17158 388624.0 SH       SOLE                 332524.0        56695.0
Wells Fargo & Co               COM   949746101  21586 496573.0 SH       SOLE                 400781.0        96377.0
Wells Fargo & Co Series B Adj. PFD   949746200    341   7000.0 SH       SOLE                     7000
Worldcom, Inc. - Worldcom Grou COM   98157D106  10696 759665.0 SH       SOLE                 572946.0       187594.0